PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) as of April 30, 2026
Description	Shares	Value
Long-Term Investments 99.3%
Common Stocks
Aerospace & Defense 1.5%
Boeing Co. (The)*	9,634	$2,206,475
General Electric Co.	15,370	4,456,224
		6,662,699
Automobiles 2.6%
Tesla, Inc.*	29,191	11,140,161
Banks 0.2%
NU Holdings Ltd. (Brazil) (Class A Stock)*	72,217	1,045,702
Beverages 0.5%
Coca-Cola Co. (The)	26,527	2,089,266
Biotechnology 2.6%
AbbVie, Inc.	24,733	5,226,578
Amgen, Inc.	5,539	1,917,879
Vertex Pharmaceuticals, Inc.*	9,356	3,998,567
		11,143,024
Broadline Retail 6.5%
Amazon.com, Inc.*	105,648	28,003,059
MercadoLibre, Inc. (Brazil)*	244	437,402
		28,440,461
Capital Markets 0.7%
Houlihan Lokey, Inc.	2,760	427,110
LPL Financial Holdings, Inc.	3,690	1,232,940
Moody’s Corp.	3,114	1,438,201
		3,098,251
Commercial Services & Supplies 0.9%
Waste Management, Inc.	16,354	3,803,123
Communications Equipment 0.5%
Arista Networks, Inc.*	13,616	2,351,619
Construction & Engineering 0.8%
Comfort Systems USA, Inc.	1,885	3,468,871
Consumer Finance 0.5%
American Express Co.	7,042	2,274,918
Consumer Staples Distribution & Retail 2.4%
Casey’s General Stores, Inc.	1,424	1,170,742
Costco Wholesale Corp.	1,114	1,130,186
Performance Food Group Co.*	33,896	3,069,622
Walmart, Inc.	37,995	5,012,680
		10,383,230
Electric Utilities 0.3%
Constellation Energy Corp.	4,218	1,320,234

PGIM Jennison Diversified Growth Fund

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment 0.5%
GE Vernova, Inc.	1,033	$1,119,214
Vertiv Holdings Co. (Class A Stock)	2,710	890,208
		2,009,422
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp. (Class A Stock)	22,122	3,257,907
Entertainment 3.0%
Netflix, Inc.*	109,562	10,256,099
Spotify Technology SA*	2,732	1,219,975
Walt Disney Co. (The)	16,866	1,749,847
		13,225,921
Financial Services 4.0%
Mastercard, Inc. (Class A Stock)	23,525	11,831,193
Visa, Inc. (Class A Stock)	17,121	5,647,191
		17,478,384
Ground Transportation 0.7%
Uber Technologies, Inc.*	38,034	2,837,717
Health Care Equipment & Supplies 0.3%
Edwards Lifesciences Corp.*	9,713	811,035
Intuitive Surgical, Inc.*	1,301	595,351
		1,406,386
Health Care Providers & Services 0.9%
Cencora, Inc.	12,922	3,980,105
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc. (Class A Stock)*	24,681	3,464,225
Churchill Downs, Inc.	12,846	1,297,317
Domino’s Pizza, Inc.	9,849	3,342,948
		8,104,490
Independent Power & Renewable Electricity Producers 0.1%
Vistra Corp.	2,799	441,794
Interactive Media & Services 13.3%
Alphabet, Inc. (Class A Stock)	99,592	38,323,002
Meta Platforms, Inc. (Class A Stock)	32,706	20,013,128
		58,336,130
IT Services 0.8%
Cloudflare, Inc. (Class A Stock)*	2,031	416,294
MongoDB, Inc.*	1,667	418,133
Shopify, Inc. (Canada) (Class A Stock)*	22,459	2,720,459
		3,554,886
Machinery 0.9%
Caterpillar, Inc.	4,598	4,092,726
Metals & Mining 0.3%
Steel Dynamics, Inc.	5,785	1,322,798

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 0.1%
Targa Resources Corp.	1,721	$447,598
Pharmaceuticals 3.9%
Eli Lilly & Co.	17,378	16,241,479
Merck & Co., Inc.	7,467	815,247
		17,056,726
Real Estate Management & Development 0.4%
CBRE Group, Inc. (Class A Stock)*	12,727	1,816,525
Semiconductors & Semiconductor Equipment 24.1%
Advanced Micro Devices, Inc.*	20,716	7,343,615
Applied Materials, Inc.	9,754	3,847,855
Broadcom, Inc.	71,200	29,721,016
KLA Corp.	237	414,833
Lam Research Corp.	30,508	7,866,793
Monolithic Power Systems, Inc.	726	1,172,061
NVIDIA Corp.	232,068	46,313,811
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	20,880	8,269,733
Texas Instruments, Inc.	1,599	449,447
		105,399,164
Software 13.0%
AppLovin Corp. (Class A Stock)*	7,210	3,218,183
Cadence Design Systems, Inc.*	18,121	5,972,500
Crowdstrike Holdings, Inc. (Class A Stock)*	7,142	3,183,547
Datadog, Inc. (Class A Stock)*	3,239	428,163
Microsoft Corp.	55,457	22,614,255
Oracle Corp.	26,402	4,261,019
Palantir Technologies, Inc. (Class A Stock)*	36,414	5,065,552
Palo Alto Networks, Inc.*	21,249	3,810,371
Procore Technologies, Inc.*	7,690	435,100
Salesforce, Inc.	19,242	3,396,790
ServiceNow, Inc.*	50,899	4,494,891
		56,880,371
Specialty Retail 2.2%
Burlington Stores, Inc.*	1,360	435,214
Carvana Co.*	1,086	429,839
Chewy, Inc. (Class A Stock)*	33,502	851,621
O’Reilly Automotive, Inc.*	30,090	2,990,946
Ross Stores, Inc.	12,802	2,916,167
TJX Cos., Inc. (The)	12,105	1,897,459
		9,521,246
Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc.	96,588	26,209,154
Dell Technologies, Inc. (Class C Stock)	12,978	2,711,753
		28,920,907
Textiles, Apparel & Luxury Goods 1.0%
On Holding AG (Switzerland) (Class A Stock)*	34,552	1,230,397
Ralph Lauren Corp.	9,021	3,235,291
		4,465,688

PGIM Jennison Diversified Growth Fund

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 0.5%
Core & Main, Inc. (Class A Stock)*	45,989	$2,316,466

Total Long-Term Investments (cost $203,878,195)		434,094,916

Short-Term Investment 0.9%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $3,723,347)(wb)	3,723,347	3,723,347

TOTAL INVESTMENTS 100.2% (cost $207,601,542)		437,818,263
Liabilities in excess of other assets (0.2)%		(659,152)

Net Assets 100.0%		$437,159,111

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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